Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ (63,905)	$ 287,929
Items not involving cash:
Depreciation of property and equipment	8,956	11,299
Amortization of intangible assets	7,510	11,730
Stock-based compensation		25,370
Changes in operating working capital:
Decrease (increase) in accounts receivable	28,846	(175,144)
Decrease (increase) in investment tax credits	89,192	143,082
Decrease (increase) in prepaid expenses	29,819	25,081
Increase (decrease) in accounts payable	(6,307)	(10,263)
Increase (decrease) in accrued liabilities	8,420	(37,212)
Increase (decrease) in deferred revenue	46,011	(8,744)
Cash flows provided by operating activities	224,589	273,128
INVESTING ACTIVITIES
Purchase of property and equipment	(3,744)	(10,169)
Purchase of investment		(191,628)
Cash flows used in investing activities	(3,744)	(201,797)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(176,645)	(199,119)
Increase in cash and cash equivalents	34,478	(127,788)
Cash and cash equivalents, beginning of period	1,762,171	1,770,990
Cash and cash equivalents, end of period	$ 1,796,649	$ 1,643,202